Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid-in Capital	Statutory Reserve	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Gain (Loss)	Total
Balance at Dec. 31, 2022		$ 4	[1]	$ 7	[1]	$ 878,389	$ 447,231	$ (183,842)	$ 35,260	$ 1,177,049
Balance (in Shares) at Dec. 31, 2022	[1]	38,250		74,250
Issuance of ordinary shares in initial public offerings, gross		$ 4	[1]		[1]	13,559,996				13,560,000
Issuance of ordinary shares in initial public offerings, gross (in Shares)	[1]	42,376
Cost directly related to the initial public offering			[1]		[1]	(2,625,503)				(2,625,503)
Share issuance for warrants exercised			[1]		[1]
Share issuance for warrants exercised (in Shares)	[1]	441
Net income			[1]		[1]			33,588		33,588
Foreign currency translation gain (loss)			[1]		[1]				(130,778)	(130,778)
Balance at Dec. 31, 2023		$ 8	[1]	$ 7	[1]	11,812,882	447,231	(150,254)	(95,518)	12,014,356
Balance (in Shares) at Dec. 31, 2023	[1]	81,067		74,250
Issuance of ordinary shares		$ 11	[1]		[1]	5,938,983				5,938,994
Issuance of ordinary shares (in Shares)	[1]	112,253
Conversion of Class B ordinary shares into Class A ordinary shares			[1]		[1]
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)	[1]	3,375		(3,375)
Appropriation of statutory reserve			[1]		[1]		214,693	(214,693)
Share issuance for warrants exercised		$ 8	[1]		[1]	(8)
Share issuance for warrants exercised (in Shares)	[1]	73,677
Net income			[1]		[1]			756,285		756,285
Foreign currency translation gain (loss)			[1]		[1]				(284,189)	(284,189)
Balance at Dec. 31, 2024		$ 27	[1]	$ 7	[1]	17,751,857	661,924	391,338	(379,707)	18,425,446
Balance (in Shares) at Dec. 31, 2024	[1]	270,372		70,875
Issuance of ordinary shares		$ 3,750	[1]		[1]	29,996,250				30,000,000
Issuance of ordinary shares (in Shares)	[1]	37,500,000
Appropriation of statutory reserve			[1]		[1]		78,892	(78,892)
Issuance of the Equity Security Units	[2]	$ 20	[1]		[1]	6,910,114				6,910,134
Issuance of the Equity Security Units (in Shares)	[1],[2]	200,000
Effect of rounding fractional shares into whole shares upon the reverse split			[1]		[1]
Effect of rounding fractional shares into whole shares upon the reverse split (in Shares)	[1]	33
Share issuance for warrants exercised		$ 93	[1]		[1]	(93)
Share issuance for warrants exercised (in Shares)	[1]	937,500
Net income			[1]		[1]			187,540		187,540
Foreign currency translation gain (loss)			[1]		[1]				687,812	687,812
Balance at Dec. 31, 2025		$ 3,890	[1]	$ 7	[1]	$ 54,658,128	$ 740,816	$ 499,986	$ 308,105	$ 56,210,932
Balance (in Shares) at Dec. 31, 2025	[1]	38,907,905		70,875

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 14)
[2]	The Equity Security Units issued on June 13, 2025 (see Note 14)